FAIR VALUE MEASUREMENTS (Details) - Tailwind Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	$ 33,034,062	$ 2,040
Warrant Liability	1,848,755	13,733,608
Cash withdrawn from Trust Account to pay franchise and income taxes	706,648
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,439,154
Treasury Preferred Fund
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost	334,439,154
Gross Holding Gain	6,468
Fair Value	334,445,622
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	33,034,062	334,441,194
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	1,169,755	8,689,608
Level 2 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	$ 679,000	$ 5,044,000